PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2026
Prepayments And Other Current Assets Net
SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets, net consisted of the following:

	As of June 30,
	2026	2025
Loan to third parties (i)	$2,906,068	$988,581
Prepaid expenses	368	3,505
Sale of accounts receivable (ii)	-	865,000
Sale of equipment (iii)	-	550,000
Escrow fund (iv)	-	400,000
Deductible input VAT	-	50,433
Others	2,893	1,813
Total	2,909,329	2,859,332
Less: allowances for credit losses	(221,073)	(75,490)
Prepayment and other current assets, net	$2,688,256	$2,783,842

(i)

(1) In August 2022, the Company entered into an interest-free loan agreement with third party A for its daily operations, under which the Company provided loan principal of RMB350,000 (approximately $51,584). The loan matured on July 31, 2023 and subsequently overdue. Since the Company assessed recoverability of the loan was extremely low, the Company accrued full amount of allowance of the loan in the year ended June 30, 2025.

(2) In May 2025, the Company entered into an interest-free loan agreement with third party E for its daily operations, under which the Company provided loan principal amount of RMB2,000,000 (approximately $279,189). The loan originally matured on May 15, 2026, and was fully repaid in April 2026.

(3) In December 2024, the Company entered into an interest-free loan agreement with third party B for its daily operations, under which the Company provided loan principal of RMB1,150,000 (approximately $169,489). The loan matured on November 30, 2025 and subsequently overdue. Since the Company assessed recoverability of the loan was extremely low, the Company accrued full amount of allowance of the loan in the year ended June 30, 2026.

(4) In March 2025, the Company provided a loan of $500,000 to third party C, which was due in February 2026. In January, 2026, the Company entered into a new loan agreement with third party D, an entity under common control with third party C, for a principal amount of $2,684,993. Under the new loan agreement, the Company disbursed $2,284,993 in stablecoins of USDT, with a fair value of $2,284,993 at the date of disbursement, and transferred the remaining $400,000 of the loan principal from third party C to third party D. Following this transfer, the outstanding principal owned by third party C was reduced to $100,000, which was subsequently repaid in February 2026. The loan to third party D bears interest at 4.50% per annum and matures on December 31, 2026. Third party K, an entity under common control with third party D, provided an unlimited guarantee for the repayment of the loan. The loan was used to fund third party D’s research and development activities, and all related outputs from those activities are agreed to be controlled by the target company described below.

The agreement includes an embedded conversion feature granting the Company the right to convert the loan’s outstanding principal and accrued interest into ordinary shares of a joint venture (the “the target company”) plan to be controlled by the Company. The Company could execute its conversion right when the milestone as agreed with third party D is achieved. Third party D agreed to contribute all its research and development outputs to the target company and build up solid research foundations and technical expertise to support daily operation and business of the target company. If third party D fails to deliver all required research and development outputs to the target company and fulfill its obligation under the agreement, the conversion right will cease and the Company shall have the right to demand repayment of the outstanding principal and accrued interest under the loan.

On September 2, 2026, the target company STAK Vision Energy Inc (“STAK Vision Energy”) was incorporated. The Company executed its conversion right and the loan principal and interests were converted into consideration of 60% shares of STAK Vision Energy.

(5) For the year ended June 30, 2026, the Company provided interest-free loans to third party I in the aggregate amount of RMB4.56 million (or $0.65 million), of which RMB2.51 million (or $0.36 million) had been recovered in cash. In June 2026, the Company entered into an offset agreement with third party I, pursuant to which the remained outstanding loan balance of RMB 2.05 million (or $0.29 million) was offset against accounts payables to third party I. As a result, the loans due from third party I were received and settled in full as of June 30, 2026.

(6) During fiscal year 2026, the Company provided several interest-free loans to the third party J for its daily operations, with principal amounts of RMB8.5 million (approximately $1.2 million). The loans were fully repaid during the year ended June 30, 2026.

The Company recognized the loan amount as loan receivable under ASC 310 in consolidated balance sheets and accrued interest annually in consolidated statements of operations and comprehensive income (loss). During the years ended June 30, 2026 and 2025, the credit losses recorded in the company’s net income (loss) were $137,304 and $60,406, respectively. For the year ended June 30, 2024, the Company reversed credit loss of $13,390.

(ii)	On June 10, 2025, the Company entered into an agreement with third party F to transfer all rights to the accounts receivable with total gross amount of $2.6 million and allowance of credit losses of $0.5 million in exchange for consideration of $1.0 million. As of June 30, 2025, the Company received $135,000 of the consideration. During the year ended June 30, 2026, the Company collected the remaining consideration in stablecoins of USDT, with a fair value of $865,000 at the settlement date.

(iii)	In May 2025, the Company entered into an agreement with third party G to sale part of its equipment with total consideration of $0.6 million. These equipment have gross amounts and accumulated depreciation of $3.0 million and $0.9 million, respectively. As of June 30, 2026, the Company has received full amount of the consideration in cash.

(iv)	On Feb 25, 2025, the Company entered into a certain escrow agreement with Nason, Yeager, Gerson, Harris & Fumero, P.A. who act as the escrow agent pursuant to which the Company agreed to deposit the aggregated amount of $400,000 upon closing of Initial public Offering. The escrow fund has been released on February 25, 2026.